UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2002

Check here if amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Central Securities Corporation
Address:  375 Park Avenue
          New York, New York 10152

13F File Number:  28-6578

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Marlene A. Krumholz
Title:   Secretary
Phone:   212-688-3011
Signature, Place, and Date of Signing:

/s/ Marlene A. Krumholz      New York, New York     October 30, 2002

Report Type (Check only one.):

[X]     13F HOLDINGS REPORT.

[ ]     13F NOTICE.

[ ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:       34

Form 13F Information Table Value Total:  251,859

List of Other Included Managers:

None

                           FORM 13F INFORMATION TABLE

                                                         VALUE    SHARES/  SH/  PUT/  INVSMT     OTHER            VOTING AUTHORITY
    NAME OF ISSUER         TITLE OF CLASS     CUSIP     (x$1000)  PRN AMT  PRN  CALL  DSCRETN   MANAGERS  SOLE    SHARED      NONE
       COLUMN 1               COLUMN 2       COLUMN 3   COLUMN 4           COLUMN 5   COLUMN 6  COLUMN 7          COLUMN 8
====================================================================================================================================
ACCENTURE LTD                  COMMON       G115OG 11 1    3856    270000     SH         SOLE             270000     0         0
AMERICAN  MGMT  SYSTEMS INC.   COMMON       027352 10 3   19095   1500000     SH         SOLE            1500000     0         0
ANALOG DEVICES , INC.          COMMON       032654 10 5   11820    600000     SH         SOLE             600000     0         0
ARCH CAPITAL GROUP LTD.        COMMON       G0450A 10 5    5580    200000     SH         SOLE             200000     0         0
ARVINMERITOR, INC.             COMMON       043353 10 1    5610    300000     SH         SOLE             300000     0         0
AT&T WIRELESS SERVICES, INC.   COMMON       00209A 10 6    1360    330000     SH         SOLE             330000     0         0
BANK OF NEW YORK CO., INC.     COMMON       064057 10 2   16669    580000     SH         SOLE             580000     0         0
BRADY CORPORATION              COMMON       104674 10 6   18045    560400     SH         SOLE             560400     0         0
BROADWING INC.                 COMMON       111620 10 0    2178   1100000     SH         SOLE            1100000     0         0
CAPITAL ONE FINANCIAL CORP.    COMMON       14040H 10 5   17809    510000     SH         SOLE             510000     0         0
CONCORD EFS, Inc.              COMMON       206197 10 5    1588    100000     SH         SOLE             100000     0         0
CONVERGYS CORPORATION          COMMON       212485 10 6   11723    780000     SH         SOLE             780000     0         0
EVEREST RE GROUP LTD.          COMMON       G3223R 10 8    2743     50000     SH         SOLE              50000     0         0
FLEETBOSTON FINANCIAL CORP.    COMMON       339030 10 8    2033    100000     SH         SOLE             100000     0         0
FLEXTRONICS INT'L. LTD.        COMMON       Y2573F 10 2    9412   1350000     SH         SOLE            1350000     0         0
HOUSEHOLD INTERNATIONAL INC    COMMON       441815 10 7   11324    400000     SH         SOLE             400000     0         0
IMPATH, INC.                   COMMON       45255G 10 1    5422    420000     SH         SOLE             420000     0         0
INTEL CORPORATION              COMMON       458140 10 0   15557   1120000     SH         SOLE            1120000     0         0
KERR-MCGEE CORPORATION         COMMON       492386 10 7    9557    220000     SH         SOLE             220000     0         0
MERCK & CO., INC.              COMMON       589331 10 7    4571    100000     SH         SOLE             100000     0         0
MOTOROLA, INC.                 COMMON       620076 10 9    3359    330000     SH         SOLE             330000     0         0
MURPHY OIL CORPORATION         COMMON       626717 10 2   19697    240000     SH         SOLE             240000     0         0
PARTNER RE LTD.                COMMON       G6852T 10 5    2409     50000     SH         SOLE              50000     0         0
PEERLESS SYSTEMS CORP.         COMMON       705536 10 0     212    200000     SH         SOLE             200000     0         0
POLYONE CORPORATION            COMMON       73179P 10 6   11789   1372000     SH         SOLE            1372000     0         0
PROBUSINESS SERVICES, INC.     COMMON       742674 10 4    1519    240000     SH         SOLE             240000     0         0
ROHM AND HAAS COMPANY          COMMON       775371 10 7    9300    300000     SH         SOLE             300000     0         0
SOLECTRON CORPORATION          COMMON       834182 10 7    1477    700000     SH         SOLE             700000     0         0
SUNGARD DATA SYSTEMS INC.      COMMON       867363 10 3   11476    590000     SH         SOLE             590000     0         0
TRANSPORT CORP OF AMERICA      COMMON       89385P 10 2    2994    533757     SH         SOLE             533757     0         0
THE TRIZETTO GROUP, INC.       COMMON       896882 10 7    1318    264700     SH         SOLE             264700     0         0
UNISYS CORPORATION             COMMON       909214 10 8    8400   1200000     SH         SOLE            1200000     0         0
VICAL INCORPORATED             COMMON       925602 10 4     347    150000     SH         SOLE             150000     0         0
WIND RIVER SYSTEMS, INC.       COMMON       973149 10 7    1610    500000     SH         SOLE             500000     0         0